November 23, 2004

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Teekay LNG Partners L.P. Registration Statement on Form F-1

Ladies and Gentlemen:

     On behalf of Teekay LNG Partners L.P., a Marshall Islands limited partnership (the “Partnership”), we hereby transmit electronically for filing under the Securities Act of 1933, as amended, a Registration Statement on Form F-1 (the “Registration Statement”), together with exhibits thereto.

     We have discussed previously with Paul Dudek and Craig Olinger various issues relating to the financial statements included in the Registration Statement.

     The Partnership has wire transferred to your EDGAR U.S. Treasury lockbox the amount of $16,829 in payment of the registration fee.

     Please call David Matheson at (503) 727-2008 or me at (503) 727-2071 with any questions regarding this filing.

Sincerely,
/s/ Evan S. Reynolds

Evan S. Reynolds

Enclosure